Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

In millions, except per share amounts	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2012:
Net revenues	$30,798	$30,714	$30,227	$31,394	$123,133
Gross profit	5,113	5,449	5,647	6,297	22,506
Operating profit	1,404	1,708	1,814	2,302	7,228
Income from continuing operations	776	966	1,011	1,129	3,882
Loss from discontinued operations, net of tax	(1)	(1)	(5)	—	(7)
Net income	775	965	1,006	1,129	3,875
Net loss attributable to noncontrolling interest	1	1	—	—	2
Net income attributable to CVS Caremark	$776	$966	$1,006	$1,129	$3,877
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.60	$0.76	$0.80	$0.91	$3.06
Loss from discontinued operations attributable to CVS Caremark	$—	$—	$—	$—	$(0.01)
Net income attributable to CVS Caremark	$0.60	$0.76	$0.80	$0.91	$3.05
Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.59	$0.75	$0.79	$0.90	$3.03
Loss from discontinued operations attributable to CVS Caremark	$—	$—	$—	$—	$(0.01)
Net income attributable to CVS Caremark	$0.59	$0.75	$0.79	$0.90	$3.03
Dividends per common share	$0.1625	$0.1625	$0.1625	$0.1625	$0.6500
Stock price: (New York Stock Exchange)
High	$45.88	$46.93	$48.69	$49.80	$49.80
Low	$41.01	$43.08	$43.65	$44.33	$41.01

In millions, except per share amounts	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2011:
Net revenues	$25,695	$26,414	$26,674	$28,317	$107,100
Gross profit	4,742	5,086	5,178	5,555	20,561
Operating profit	1,305	1,484	1,584	1,957	6,330
Income from continuing operations	709	813	867	1,099	3,488
Income (loss) from discontinued operations, net of tax	3	2	—	(36)	(31)
Net income	712	815	867	1,063	3,457
Net loss attributable to noncontrolling interest	1	1	1	1	4
Net income attributable to CVS Caremark	$713	$816	$868	$1,064	$3,461
Basic earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.84	$2.61
Income (loss) from discontinued operations attributable to CVS Caremark	$—	$—	$—	$(0.03)	$(0.02)
Net income attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.82	$2.59
Diluted Earnings per common share:
Income from continuing operations attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.84	$2.59
Income (loss) from discontinued operations attributable to CVS Caremark	$—	$—	$—	$(0.03)	$(0.02)
Net income attributable to CVS Caremark	$0.52	$0.60	$0.65	$0.81	$2.57
Dividends per common share	$0.125	$0.125	$0.125	$0.125	$0.500
Stock price: (New York Stock Exchange)
High	$35.95	$39.50	$38.82	$41.35	$41.35
Low	$32.08	$34.21	$31.30	$32.28	$31.30